Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Formation and operating costs	$ 256,436	$ 850,085	$ 1,186,878	$ 3,281,394	$ 3,085,175	$ 1,452,694
Loss from operations	(256,436)	(850,085)	(1,186,878)	(3,281,394)	(3,085,175)	(1,452,694)
Loss on sale of Private Placement Warrants						(30,000)
Gain on investments held in Trust Account	179,258	1,198,052	663,121	6,212,416	6,501,789	2,542,494
Net (loss) income	$ (77,178)	$ 347,967	$ (523,757)	$ 2,931,022	3,416,614	1,502,550
Gain on waiver of deferred underwriting fee payable						$ 442,750
Class A Redeemable Ordinary Shares
Basic weighted average shares outstanding (in Shares)	1,214,913	5,621,910	1,542,591	15,004,121	10,232,877	22,376,712
Diluted weighted average shares outstanding (in Shares)	1,214,913	5,621,910	1,542,591	15,004,121	10,232,877	22,376,712
Basic net (loss) income per share (in Dollars per share)	$ (0.01)	$ 0.04	$ (0.07)	$ 0.17	$ 0.22	$ 0.05
Diluted net (loss) income per share (in Dollars per share)	$ (0.01)	$ 0.04	$ (0.07)	$ 0.17	$ 0.22	$ 0.05
Class A Non-Redeemable Ordinary Shares
Basic weighted average shares outstanding (in Shares)	3,375,000		3,375,000		1,840,068
Diluted weighted average shares outstanding (in Shares)	3,375,000		3,375,000		1,840,068
Basic net (loss) income per share (in Dollars per share)	$ (0.01)	$ 0	$ (0.07)	$ 0	$ 0.22
Diluted net (loss) income per share (in Dollars per share)	$ (0.01)	$ 0	$ (0.07)	$ 0	$ 0.22
Class B Ordinary Shares
Basic weighted average shares outstanding (in Shares)	2,250,000	2,250,000	2,250,000	2,097,527	3,784,932	5,594,178
Diluted weighted average shares outstanding (in Shares)	2,250,000	2,250,000	2,250,000	2,097,527	3,784,932	5,594,178
Basic net (loss) income per share (in Dollars per share)	$ (0.01)	$ 0.04	$ (0.07)	$ 0.17	$ 0.22	$ 0.05
Diluted net (loss) income per share (in Dollars per share)	$ (0.01)	$ 0.04	$ (0.07)	$ 0.17	$ 0.22	$ 0.05